RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

The principal related parties with which the Company had transactions for the years ended December 31, 2025 and 2024presented are as follows:

a) Related Parties

Name	Relationship with the Company

Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. (“Huizhou High power”)	Afficilate of non-controlling interest shareholder
Ms. Xiaodan Liu	CEO of Elong Power

b) Related party transactions

The following table consists of the purchases that have been entered into with related parties:

	For the Years Ended December 31,
	2025	2024	2023
Lease from a related party
–Ms. Xiaodan Liu	$4,174	$55,588	$-

The following table consists of the financing that have been entered into with related parties:

		For the Years Ended Decem 31,
	Note	2025	2024	2023
Proceeds from related parties
– Ms. Xiaodan Liu		$1,380,396	$-	$-

c) Short-term loans payable to related parties

	Note	As of December 31, 2025	As of December 31, 2024
Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”)	(a)	$428,994	$-
Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”)	(a)	142,998	-
Ms.Xiaodan Liu	(b)	1,458,374	-

(a)

On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate. During the year ended December 31, 2024, the loans have been extended to October 20, 2025 and November 8, 2025, respectively. These loans were recorded under current liabilities of discontinued operations as at December 31, 2024.

In 2025, Huizhou Jingyang transferred its debt of RMB 3million and RMB1 million owned to Beijing Xinlongmai and Huizhou Highpower, respectively, to Elong Beijing under same terms. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $428,994 and nil from Beijing Xinlongmai, respectively. As of December 31, 2025 and 2024, the Company had outstanding borrowings of $142,998 and nil from Huizhou Highpower, respectively.

(b)

On April 11, 2025, the Company obtained aggregate borrowings of RMB9.3 million ($1,380,396) from Ms. Xiaodan Liu, bearing interest at 8% per annum and due on April 10, 2026.

In 2025, Jingyang HK borrowed RMB0.8 million ($117,076) from Ms. Xiaodan Liu, bearing interest at 8% per annum and payable on demand. On December 31, 2025 Jingyang HK transferred its debt of RMB0.8 million ($117,076) owed to Ms. Xiaodan Liu and related interest payable to ELPW under same terms.

The Company had outstanding borrowings of $1,458,347 and nil from Ms. Xiaodan Liu as of December 31, 2025 and 2024, respectively. The outstanding balance as of December 31, 2025 consists of a term loan of $117,076 due on April 10, 2026 and a loan of $1,380,396 payable on demand with no fixed maturity. Both borrowings bear interest at a rate of 8% per annum. The accrued interest payable related to the borrowings from Ms. Xiaodan Liu was $75,060 and nil, respectively. On April 13, 2026,the Company issued 10,000 Class B ordinary shares with valued at $1.56 per share to settle $15,600 of the principal of the loan to Ms.Xiaodan Liu.  The Company also settled the principal of 1,303,581 together with accrued interest in April, 2026.

During years ended December 31, 2025 and 2024 interest expense of $75,060 and nil was incurred on the Company’s borrowings from related parties, respectively.

d) Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2025	As of December 31, 2024	Note
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	71,499	68,500	Lease Deposit
Total		$71,499	$68,500

As of December 31, 2025 and 2024, the Company had security deposits of $71,499 and $68,500, respectively, due from Ms. Xiaodan Liu related to a vehicle lease. The initial vehicle lease term was from September 1, 2024, to August 31, 2025, and the lease was extended through August 31, 2026.

e) Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	Relationship	As of December 31, 2025	As of December 31, 2024	Note
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	4,713	1,118	Payable for employee reimbursement
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	-	54,800	Payable for the lease of a vehicle
Ms. Xiaodan Liu	CEO and Board Chair of Elong Power	75,060	-	Interest payable
Total		$79,773	$55,918